Operating expenses	12 Months Ended
Dec. 31, 2022
Operating expenses
Disclosure of operating expenses [text block]

21.Operating expenses

The tables below detail the operating expenses for the year ended December 31, 2022, 2021 and 2020:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	31,448	(15,587)	15,861
Selling, general and administrative expenses	18,855	—	18,855
Other income and expenses	(406)	123	(283)
For the year ended December 31, 2022	49,897	(15,464)	34,433

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	23,307	(10,963)	12,344
Selling, general and administrative expenses	14,712	—	14,712
Other income and expenses	(880)	615	(265)
For the year ended December 31, 2021	37,139	(10,348)	26,791

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	13,037	(10,701)	2,336
Selling, general and administrative expenses	9,386	—	9,386
Other income and expenses	(1,032)	573	(459)
For the year ended December 31, 2020	21,391	(10,128)	11,263